PRIVATE LOANS (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination by property-type are shown below:

AS OF JUN. 30, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$353	$393	$2,463	$1,293	$983	$3,866	$9,351
30-59 days past due	—	—	—	—	—	24	24
60-89 days past due	—	2	50	—	—	42	94
Non-accrual	—	3	—	11	—	105	119
Residential mortgage loans:
Current	65	1,030	1,193	251	127	17	2,683
30-59 days past due	3	16	41	10	5	—	75
60-89 days past due	—	14	21	7	4	1	47
Non-accrual	—	36	50	20	9	2	117
Total mortgage loans on real estate	$421	$1,494	$3,818	$1,592	$1,128	$4,057	$12,510
Allowance for credit losses							(66)
Total, net of allowance							$12,444

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Commercial mortgage loans:
Current	$305	$1,750	$731	490	$493	$2,115	$5,884
30-59 days past due	—	26	—	—	—	26	52
60-89 days past due	—	50	9	—	—	13	72
Non-accrual	—	—	—	—	—	14	14
Total mortgage loans on real estate	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962
The following table summarizes the credit ratings for private loans:

AS OF US$ MILLIONS	June 30, 2024	December 31, 2023
A or higher	$1,170	$20
BBB	72	29
BB and below	788	272
Unrated[1]	841	877
Total	$2,871	$1,198
1.Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on our investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024		2023
	Commercial mortgage loans	Residential mortgage loans	Commercial mortgage loans	Residential mortgage loans
Balance as of January 1	$(60)	$—	$(41)	$—
Recovery (provision)	(1)	—	(11)	—
Balance as of March 31	$(61)	$—	$(52)	$—
Recovery (provision)	(5)	—	5	—
Balance at June 30	$(66)	$—	$(47)	$—
The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2024	2023
Balance as of January 1	$(44)	$(28)
Recoveries	2	1
Write-offs charged against the allowance	1	—
Balance as of March 31	$(41)	$(27)
Provision	(15)	(3)
Balance as of June 30	$(56)	$(30)